RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Restricted Cash [Abstract]
Schedule of Brookfield Renewables Restricted Cash
Brookfield Renewable’s restricted cash as at December 31 is as follows:

(MILLIONS)	Note	2025	2024
Operations		$202	$284
Credit obligations		161	157
Capital expenditures and development projects		5	22
Total		368	463
Less: non-current	24	(148)	(177)
Current		$220	$286